Investment Objectives and Goals - Tortoise AI Infrastructure ETF	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE AI INFRASTRUCTURE ETF SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Tortoise AI Infrastructure ETF, a series of Tortoise Capital Series Trust (the “Fund”), seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of current income.